NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 3.4%
8,536	EchoStar Corporation, Class A(a)	$927,863
1,725	Expedia Group, Inc.	488,710
2,168	Fox Corporation, Class A	158,416
10,400	New York Times Company (The), Class A	721,968
		2,296,957
	Consumer Discretionary - 8.4%
1,124	Abercrombie & Fitch Company, Class A(a)	141,478
3,715	Boyd Gaming Corporation	316,667
2,568	Burlington Stores, Inc.(a)	741,767
10,942	Chewy, Inc., Class A(a)	361,633
4,395	Churchill Downs, Inc.	500,063
1,422	Crocs, Inc.(a)	121,609
1,764	Grand Canyon Education, Inc.(a)	293,371
3,467	Planet Fitness, Inc., Class A(a)	376,065
601	Ralph Lauren Corporation	212,520
11,127	Somnigroup International, Inc.	993,419
4,338	Texas Roadhouse, Inc.	720,107
985	TKO Group Holdings, Inc.	205,865
4,172	Travel + Leisure Company	294,251
1,895	Wingstop, Inc.	451,939
		5,730,754
	Consumer Staples - 3.9%
2,678	elf Beauty, Inc.(a)	203,635
3,701	Five Below, Inc.(a)	697,121
16,200	Hims & Hers Health, Inc.(a)	526,014
2,167	Ollie’s Bargain Outlet Holdings, Inc.(a)	237,525
4,728	Philip Morris International, Inc.	758,371
2,732	Sprouts Farmers Market, Inc.(a)	217,658
		2,640,324
	Energy - 3.2%
5,017	DT Midstream, Inc.	600,435
1,708	First Solar, Inc.(a)	446,181
22,331	TechnipFMC plc(a)	995,069

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Energy - 3.2% (Continued)
2,126	Weatherford International PLC	$166,381
		2,208,066
	Financials - 8.2%
6,872	Carlyle Group, Inc. (The)	406,204
2,148	Cullen/Frost Bankers, Inc.	272,001
4,574	East West Bancorp, Inc.	514,072
1,664	Evercore, Inc., Class A	566,176
1,472	Hamilton Lane, Inc., Class A	197,704
1,999	Houlihan Lokey, Inc.	348,206
7,457	Interactive Brokers Group, Inc., Class A	479,560
1,482	Kinsale Capital Group, Inc.	579,640
7,370	MGIC Investment Corporation	215,351
1,234	Primerica, Inc.	318,816
1,558	RenaissanceRe Holdings Ltd.	438,047
5,081	Ryan Specialty Holdings, Inc.	262,332
3,680	SEI Investments Company	301,834
7,445	SLM Corporation	201,462
3,867	Stifel Financial Corporation	484,226
		5,585,631
	Health Care - 12.9%
2,300	Amgen, Inc.	752,813
3,201	Dexcom, Inc.(a)	212,450
6,821	Encompass Health Corporation	723,981
3,875	Ensign Group, Inc. (The)	675,025
7,900	Globus Medical, Inc., Class A(a)	689,749
7,556	Halozyme Therapeutics, Inc.(a)	508,519
5,759	HealthEquity, Inc.(a)	527,582
2,914	Lantheus Holdings, Inc.(a)	193,927
1,483	Medpace Holdings, Inc.(a)	832,927
6,909	Neurocrine Biosciences, Inc.(a)	979,903
2,479	Penumbra, Inc.(a)	770,746
5,079	Tenet Healthcare Corporation(a)	1,009,299
1,940	United Therapeutics Corporation(a)	945,265
		8,822,186

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Industrials - 28.4%
4,127	AECOM	$393,427
726	Allegion plc	115,594
8,558	ATI, Inc.(a)	982,116
1,316	Belden, Inc.	153,380
5,883	BWX Technologies, Inc.	1,016,818
3,017	Chart Industries, Inc.(a)	622,196
1,741	Clean Harbors, Inc.(a)	408,230
6,123	Cognex Corporation	220,306
624	Comfort Systems USA, Inc.	582,373
5,564	Core & Main, Inc., Class A(a)	289,161
1,851	Curtiss-Wright Corporation	1,020,401
5,264	Donaldson Company, Inc.	466,706
2,021	Dycom Industries, Inc.(a)	682,896
747	EMCOR Group, Inc.	457,007
9,098	Flowserve Corporation	631,220
2,131	General Dynamics Corporation	717,422
4,276	H&R Block, Inc.	186,348
5,282	ITT, Inc.	916,480
12,742	Kratos Defense & Security Solutions, Inc.(a)	967,245
4,402	MasTec, Inc.(a)	956,862
5,335	Mueller Industries, Inc.	612,458
6,815	Nextpower, Inc., Class A(a)	593,655
1,119	Novanta, Inc.(a)	133,150
10,424	nVent Electric PLC	1,062,934
9,522	RB Global, Inc.	979,528
3,439	SPX Technologies, Inc.(a)	688,006
17,450	Tetra Tech, Inc.	585,273
1,902	TopBuild Corporation(a)	793,495
566	United Rentals, Inc.	458,075
4,155	Vontier Corporation	154,483
1,801	Watts Water Technologies, Inc., Class A	497,112
3,443	Woodward, Inc.	1,040,887
		19,385,244

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Materials - 3.1%
2,999	Carpenter Technology Corporation	$944,205
1,096	Eagle Materials, Inc.	226,521
7,542	Newmont Corporation	753,069
1,368	Simpson Manufacturing Company, Inc.	220,891
		2,144,686
	Real Estate - 4.2%
6,530	Equity LifeStyle Properties, Inc.	395,783
7,907	Gaming and Leisure Properties, Inc.	353,364
3,557	Lamar Advertising Company, Class A	450,245
11,087	Omega Healthcare Investors, Inc.	491,598
2,098	Simon Property Group, Inc.	388,361
3,953	Ventas, Inc.	305,883
7,925	WP Carey, Inc.	510,053
		2,895,287
	Technology - 20.8%
4,281	Amkor Technology, Inc.	169,014
1,573	Appfolio, Inc., A(a)	365,958
4,866	Ciena Corporation(a)	1,138,012
2,073	Cirrus Logic, Inc.(a)	245,651
5,803	Coherent Corp.(a)	1,071,059
1,821	CommVault Systems, Inc.(a)	228,281
2,109	Crowdstrike Holdings, Inc., Class A(a)	988,615
11,691	DocuSign, Inc.(a)	799,664
9,687	Doximity, Inc., Class A(a)	428,940
12,209	Dropbox, Inc., Class A(a)	339,410
21,190	Dynatrace, Inc.(a)	918,375
5,098	Guidewire Software, Inc.(a)	1,024,749
4,892	MACOM Technology Solutions Holdings, Inc.(a)	837,902
2,482	Manhattan Associates, Inc.(a)	430,155
3,621	MKS, Inc.	578,636
804	Morningstar, Inc.	174,717
10,596	Okta, Inc.(a)	916,236
1,769	Onto Innovation, Inc.(a)	279,254
2,923	Paylocity Holding Corporation(a)	445,758

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Technology - 20.8% (Continued)
14,922	Pure Storage, Inc., Class A(a)	$999,923
2,583	Qualys, Inc.(a)	343,281
8,503	Rambus, Inc.(a)	781,341
3,110	Shift4 Payments, Inc., Class A(a)	195,837
1,272	Silicon Laboratories, Inc.(a)	166,250
1,568	Workday, Inc., Class A(a)	336,775
		14,203,793
	Utilities - 1.1%
2,199	Constellation Energy Corporation	776,841

	TOTAL COMMON STOCKS (Cost $64,911,312)	66,689,769

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
4,997	iShares Russell Mid-Cap Growth ETF	684,289
7,068	iShares S&P Mid-Cap 400 Growth ETF	684,748
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,379,197)	1,369,037

	TOTAL INVESTMENTS - 99.6% (Cost $66,290,509)	$68,058,806
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	295,535
	NET ASSETS - 100.0%	$68,354,341

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company